Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The unaudited consolidated financial statements include the results of Pelagos and its subsidiaries and have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. These unaudited financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2025, in Pelagos’ Form 20-F filed with the Securities and Exchange Commission on March 5, 2026.